BORROWINGS - Type of short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-term borrowings by type
Unsecured short-term borrowings	¥ 1,798,531	¥ 409,407
Secured short-term borrowings		13,000
Short-term borrowings	¥ 1,798,531	¥ 422,407